Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
7/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$62,699	$71,663
5.00%, 5/20/49	160,982	177,581
4.00%, TBA, 8/1/51	5,000,000	5,285,335
3.50%, with due dates from 10/20/49 to 11/20/49	82,105	89,030

		5,623,609
U.S. Government Agency Mortgage Obligations (38.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	331,360	363,345
3.00%, 3/1/43	264,295	282,791
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	780,599	893,713
5.00%, with due dates from 1/1/49 to 8/1/49	78,587	86,757
4.50%, 5/1/49	25,371	27,647
3.50%, 6/1/56	1,727,644	1,897,105
3.50%, with due dates from 6/1/42 to 7/1/43	575,279	625,439
3.00%, with due dates from 2/1/43 to 2/1/43	670,632	717,565
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/51	3,000,000	3,346,061
4.50%, TBA, 8/1/51	2,000,000	2,156,172
4.00%, TBA, 9/1/51	12,000,000	12,826,874
4.00%, TBA, 8/1/51	49,000,000	52,347,690
3.50%, TBA, 9/1/51	56,000,000	59,224,413
3.50%, TBA, 8/1/51	56,000,000	59,344,723
3.00%, TBA, 9/1/51	6,000,000	6,276,794
3.00%, TBA, 8/1/51	3,000,000	3,144,608
2.50%, TBA, 9/1/51	3,000,000	3,118,476
2.50%, TBA, 8/1/51	11,000,000	11,459,336
2.00%, TBA, 8/1/51	34,000,000	34,675,284

		252,814,793

Total U.S. government and agency mortgage obligations (cost $257,507,962)		$258,438,402

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
3/31/23(i)	$127,000	$130,470
1/15/23(i)	440,000	449,090
4/15/23(i)	224,000	224,533

Total U.S. treasury obligations (cost $804,093)		$804,093

COMMON STOCKS (14.9%)(a)
	Shares	Value
Basic materials (1.9%)
Anglo American Platinum, Ltd. (South Africa)	12,919	$1,690,719
Anhui Conch Cement Co., Ltd. Class H (China)	211,500	1,011,588
Kossan Rubber Industries (Malaysia)	322,400	264,097
Kumba Iron Ore, Ltd. (South Africa)	5,621	298,494
Kumho Petrochemical Co., Ltd. (South Korea)	6,332	1,123,300
MMC Norilsk Nickel PJSC ADR (Russia)	47,387	1,637,695
POSCO (South Korea)	1,295	411,114
Southern Copper Corp. (Peru)	28,114	1,845,403
Vale SA ADR (Brazil)	129,982	2,732,222
Vedanta, Ltd. (India)	326,894	1,321,470

		12,336,102
Capital goods (0.4%)
Haitian International Holdings, Ltd. (China)	264,000	966,508
Hartalega Holdings Bhd (Malaysia)	158,800	264,809
Sri Trang Gloves Thailand PCL (Thailand)	1,052,500	1,200,844

		2,432,161
Communication services (0.1%)
Hellenic Telecommunications Organization SA (Greece)	30,722	560,508
KT Corp. (South Korea)	7,992	235,142

		795,650
Consumer cyclicals (1.1%)
Com7 PCL (Thailand)	281,700	554,958
iHeartMedia, Inc. Class A(NON)	26,640	688,644
Kia Corp. (South Korea)	25,063	1,827,116
Lite-On Technology Corp. (Taiwan)	240,000	551,015
NICE Information Service Co., Ltd. (South Korea)	7,293	152,205
OPAP SA (Greece)	37,206	537,572
Sinotruk Hong Kong, Ltd. (China)	187,000	323,259
Top Glove Corp. Bhd (Malaysia)	100,500	94,784
Xinyi Glass Holdings, Ltd. (China)	294,000	1,098,189
Zhongsheng Group Holdings, Ltd. (China)	133,000	1,224,733

		7,052,475
Consumer staples (1.7%)
Ambev SA (Brazil)	352,800	1,127,172
Charoen Pokphand Foods PCL (Thailand)	1,526,800	1,207,783
China Feihe, Ltd. (China)	529,000	1,019,596
Coca-Cola Icecek AS (Turkey)	25,672	258,518
Indofood Sukses Makmur Tbk PT (Indonesia)	441,100	185,522
JD.com, Inc. ADR (China)(NON)	29,859	2,116,406
Marfrig Global Foods SA (Brazil)	97,100	365,599
Vipshop Holdings, Ltd. ADR (China)(NON)	90,257	1,500,974
Want Want China Holdings, Ltd. (China)	1,843,000	1,243,466
Yum China Holdings, Inc. (China)	32,004	1,990,329

		11,015,365
Energy (0.4%)
China Shenhua Energy Co., Ltd. (China)(NON)	829,500	1,572,258
Lukoil PJSC ADR (Russia)	14,266	1,222,596

		2,794,854
Financials (2.4%)
Agile Group Holdings, Ltd. (China)	646,000	707,248
Banco Bradesco SA (Brazil)(NON)	281,600	1,311,151
Banco Macro SA ADR (Argentina)(NON)(S)	18,456	249,156
Banco Santander (Brasil) S.A. (Units) (Brazil)	207,671	1,616,470
Bursa Malaysia Bhd (Malaysia)	149,600	269,777
Chailease Holding Co., Ltd. (Taiwan)(NON)	143,480	1,189,424
China Merchants Bank Co., Ltd. Class H (China)	20,500	156,468
China Minsheng Banking Corp., Ltd. Class H (China)	1,476,000	600,421
CTBC Financial Holding Co., Ltd. (Taiwan)	554,000	453,243
Fubon Financial Holding Co., Ltd. (Taiwan)(NON)	134,000	359,946
Hana Financial Group, Inc. (South Korea)	45,417	1,715,478
Hong Leong Bank Bhd (Malaysia)	37,300	159,096
Hopson Development Holdings, Ltd. (China)	28,500	94,547
KB Financial Group, Inc. (South Korea)	39,520	1,755,603
KWG Property Holdings, Ltd. (China)	45,500	49,922
Logan Group Co., Ltd. (China)	247,000	263,526
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	265,000	2,326,084
Qualitas Controladora SAB de CV (Mexico)	19,898	96,680
RHB Bank Bhd (Malaysia)	552,315	668,785
Ruentex Development Co., Ltd. (Taiwan)	62,000	138,638
Shinhan Financial Group Co., Ltd. (South Korea)	6,568	223,356
TCS Group Holding PLC GDR 144A (Cyprus)	14,270	1,180,414
Tisco Financial Group PCL (Thailand)	114,400	306,296

		15,891,729
Health care (0.5%)
China Medical System Holdings, Ltd. (China)	444,000	902,460
Cipla, Ltd./India (India)(NON)	22,513	278,263
CSPC Pharmaceutical Group, Ltd. (China)	816,000	1,102,644
Hypera SA (Brazil)	79,058	541,145
Seegene, Inc. (South Korea)	4,692	285,320
Sun Pharmaceutical Industries, Ltd. (India)	22,949	238,863

		3,348,695
Technology (6.1%)
Alibaba Group Holding, Ltd. (China)(NON)	228,624	5,586,755
Infosys, Ltd. (India)	127,312	2,773,539
LG Electronics, Inc. (South Korea)	13,412	1,843,080
Meituan Dianping Class B (China)(NON)	8,800	243,875
Mindtree, Ltd. (India)	33,574	1,294,457
Novatek Microelectronics Corp. (Taiwan)	69,000	1,268,322
Parade Technologies, Ltd. (Taiwan)	18,000	1,105,085
Quanta Computer, Inc. (Taiwan)	259,000	717,089
Realtek Semiconductor Corp. (Taiwan)	73,000	1,538,254
Samsung Electro-Mechanics Co., Ltd. (South Korea)	781	130,796
Samsung Electronics Co., Ltd. (South Korea)	98,163	6,712,788
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	47,651	5,558,013
Tata Consultancy Services, Ltd. (India)	50,548	2,153,158
Tech Mahindra, Ltd. (India)	128,171	2,083,546
Tencent Holdings, Ltd. (China)	54,900	3,387,953
United Microelectronics Corp. (Taiwan)	1,072,000	2,229,835
Wipro, Ltd. (India)	252,816	1,997,991

		40,624,536
Transportation (0.3%)
COSCO SHIPPING Holdings Co., Ltd. Class H (China)	627,900	952,121
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)(NON)	211,000	1,007,169

		1,959,290
Utilities and power (—%)
Glow Energy PCL (Thailand)(NON)(F)	35,800	11
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	33,786

		33,797

Total common stocks (cost $70,101,120)		$98,284,654

COMMODITY LINKED NOTES (13.2%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.13%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$791,000	$887,483
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2022 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	11,630,000	12,053,524
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	12,420,000	13,518,773
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	13,045,000	16,983,957
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.05%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	4,910,000	7,646,706
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	16,425,000	25,675,895
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	8,733,000	10,786,652

Total commodity Linked Notes (cost $67,954,000)		$87,552,990

INVESTMENT COMPANIES (9.3%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund(S)	124,500	$10,258,800
Consumer Staples Select Sector SPDR Fund	144,000	10,297,440
Financial Select Sector SPDR Fund	549,400	20,064,088
Materials Select Sector SPDR Fund(S)	244,900	20,576,498

Total investment companies (cost $51,015,795)		$61,196,826

MORTGAGE-BACKED SECURITIES (9.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.708%, 6/15/34	$76,663	$93,529
REMICs IFB Ser. 4727, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 11/15/47	2,805,055	545,941
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.907%, 5/15/41	934,197	1,006,343
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	3,911,370	551,962
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	4,677,509	773,312
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	647,180	76,567
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	723,837	23,184
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,543,511	206,895
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	490,876	25,421
REMICs Ser. 5060, Class EI, IO, 3.50%, 1/25/51	2,695,709	385,081
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	344,688	36,658
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	293,990	3,783
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	1,526,445	156,453
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	305,209	1,050
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	7,132,035	748,864
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	1,582,957	158,296
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,828,170	213,866
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,340,508	229,066
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,079,194	67,234
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,033,556	127,289
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.443%, 11/15/28(WAC)	102,750	1,418
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	470,460	4,705
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	745,514	5,591
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	7,017	6,596
Strips Ser. 315, PO, zero %, 9/15/43	1,244,770	1,146,338
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 27.054%, 5/25/35	39,227	55,867
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.722%, 5/25/40	374,494	456,882
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 2/25/47	6,255,909	1,277,707
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,527,000	539,363
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.661%, 10/25/47	6,726,494	1,253,070
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,230,109	433,211
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	3,379,819	616,411
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	17,646	2,930
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	649,453	74,009
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	3,008,724	508,474
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	6,019,239	660,912
REMICs Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	1,668,352	156,165
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,339,982	297,175
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,143,031	35,793
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	272,737	5,518
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	661,830	35,916
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	710,673	58,612
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,403,526	181,544
REMICs Ser. 21-44, Class NI, IO, 3.00%, 7/25/51	3,038,672	533,087
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,424,798	130,355
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,170,153	65,647
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,040,141	51,031
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	867,983	15,339
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	1,139,223	23,864
REMICs Trust Ser. 98-W5, Class X, IO, 0.469%, 7/25/28(WAC)	204,565	5,891
REMICs Trust Ser. 98-W2, Class X, IO, 0.462%, 6/25/28(WAC)	667,906	21,707
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	4,603	4,264
Government National Mortgage Association
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.216%, 8/20/50	3,882,565	800,779
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.166%, 7/20/48	2,842,518	455,310
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 9/20/43	394,106	74,171
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 7/16/43	454,237	72,946
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/50	180,694	22,016
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 8/20/49	136,554	19,554
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 6/20/49	175,255	22,559
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/41	848,458	160,557
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	2,746,516	477,235
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,388,900	272,377
Ser. 14-76, IO, 5.00%, 5/20/44	1,558,553	259,926
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	1,278,806	167,396
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,220,975	652,212
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	555,116	98,533
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	6,802	537
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	379,405	66,135
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	594,595	103,414
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,940,170	347,407
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,511,709	269,568
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	508,203	88,309
Ser. 16-49, IO, 4.50%, 11/16/45	1,565,013	274,304
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,654,203	424,505
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,509,617	153,830
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,244,590	236,908
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	256,564	16,397
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	870,661	75,787
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	425,505	66,404
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	705,639	111,874
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	498,178	76,620
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	288,840	53,829
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	388,342	31,526
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,944,306	529,975
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,715,141	228,575
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	425,699	34,554
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	627,388	58,078
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	286,016	40,042
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	928,345	131,613
Ser. 14-104, IO, 4.00%, 3/20/42	2,845,983	349,965
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	793,966	73,867
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,319,314	94,992
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	887,862	10,636
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,048,380	435,778
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	896,710	86,434
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	900,922	85,588
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	196,802	1,452
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	758,887	29,841
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	680,222	61,138
Ser. 12-145, IO, 3.50%, 12/20/42	1,029,106	174,276
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	189,678	16,352
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	395,966	28,834
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	553,075	31,802
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	374,395	2,960
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	914,416	38,764
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	720,423	18,870
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	1,948,604	66,871
Ser. 183, Class AI, IO, 3.50%, 10/20/39	768,753	16,416
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,530,414	117,059
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	659,485	18,993
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,531,135	23,633
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	988,324	44,475
Ser. 21-78, Class IP, IO, 3.00%, 5/20/51	7,422,436	528,849
Ser. 17-H02, Class BI, IO, 2.436%, 1/20/67(WAC)	5,225,354	396,855
Ser. 16-H04, Class HI, IO, 2.388%, 7/20/65(WAC)	4,690,297	245,772
Ser. 16-H23, Class NI, IO, 2.331%, 10/20/66(WAC)	6,700,739	506,688
Ser. 15-H20, Class CI, IO, 2.141%, 8/20/65(WAC)	12,974,756	961,429
Ser. 16-H11, Class HI, IO, 2.107%, 1/20/66(WAC)	4,472,655	254,382
Ser. 15-H24, Class HI, IO, 2.058%, 9/20/65(WAC)	13,046,606	485,021
FRB Ser. 15-H16, Class XI, IO, 2.045%, 7/20/65(WAC)	8,009,243	652,339
Ser. 15-H25, Class BI, IO, 1.97%, 10/20/65(WAC)	11,165,052	836,171
Ser. 15-H15, Class JI, IO, 1.958%, 6/20/65(WAC)	9,191,836	725,236
Ser. 15-H26, Class DI, IO, 1.919%, 10/20/65(WAC)	4,927,350	396,839
Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65(WAC)	12,390,057	903,235
Ser. 16-H02, Class BI, IO, 1.861%, 11/20/65(WAC)	11,674,740	868,601
FRB Ser. 16-H16, Class DI, IO, 1.854%, 6/20/66(WAC)	4,092,416	316,523
Ser. 15-H25, Class EI, IO, 1.851%, 10/20/65(WAC)	7,934,877	568,931
Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65(WAC)	13,402,824	829,635
Ser. 16-H03, Class AI, IO, 1.76%, 1/20/66(WAC)	9,185,108	592,726
Ser. 15-H26, Class EI, IO, 1.728%, 10/20/65(WAC)	8,420,050	545,619
Ser. 15-H09, Class AI, IO, 1.713%, 4/20/65(WAC)	8,362,044	524,401
Ser. 17-H14, Class DI, IO, 1.707%, 6/20/67(WAC)	8,404,632	404,263
Ser. 15-H09, Class BI, IO, 1.68%, 3/20/65(WAC)	11,927,290	721,315
Ser. 14-H21, Class AI, IO, 1.673%, 10/20/64(WAC)	9,505,886	625,316
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)	11,679,918	732,331
Ser. 15-H10, Class EI, IO, 1.607%, 4/20/65(WAC)	8,563,446	336,124
Ser. 15-H14, Class BI, IO, 1.544%, 5/20/65(WAC)	12,856,778	445,397
Ser. 11-H15, Class AI, IO, 1.531%, 6/20/61(WAC)	2,920,295	130,044
Ser. 16-H04, Class KI, IO, 1.52%, 2/20/66(WAC)	8,146,551	427,694
Ser. 16-H07, Class HI, IO, 1.505%, 2/20/66(WAC)	5,903,976	428,038
Ser. 16-H08, Class GI, IO, 1.433%, 4/20/66(WAC)	11,233,568	513,352
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	68,360	260

		38,804,330
Commercial mortgage-backed securities (1.8%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.423%, 1/15/49(WAC)	122,130	2
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.567%, 2/10/51 (In default)(NON)(WAC)	1,107,980	99,718
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.482%, 11/10/42 (In default)(NON)(WAC)	721,000	194,670
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.431%, 1/12/45(WAC)	884,000	716,040
Ser. 05-PWR7, Class D, 5.263%, 2/11/41(WAC)	806,000	620,620
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	489,000	558,731
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	315,000	297,234
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	207,384
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	151,853
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.536%, 9/10/47(WAC)	1,168,000	732,464
FRB Ser. 06-GG8, Class X, IO, 1.046%, 11/10/39(WAC)	7,977,271	80
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.80%, 2/15/47(WAC)	2,751,000	1,434,319
FRB Ser. 13-C14, Class E, 4.558%, 8/15/46(WAC)	1,491,000	959,515
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.141%, 5/15/45(WAC)	766,000	407,819
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	240,105
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	500,868
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.133%, 2/15/40(WAC)	73,848	6
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 1.173%, 12/12/49(WAC)	22,509	78
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.354%, 8/15/46(WAC)	1,350,000	67,365
FRB Ser. 13-C11, Class F, 4.354%, 8/15/46(WAC)	1,720,000	17,200
FRB Ser. 13-C10, Class D, 4.08%, 7/15/46(WAC)	2,538,000	1,398,212
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	722,869	712,487
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.284%, 7/15/49(WAC)	795,000	360,172
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	853,000	29,087
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.26%, 11/15/48(WAC)	887,472	10
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.103%, 10/15/44(WAC)	415,983	382,704
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.308%, 7/15/46(WAC)	1,041,000	420,652
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	53,325
Ser. 11-C4, Class E, 4.964%, 6/15/44(WAC)	87,000	62,500
Ser. 11-C4, Class F, 4.964%, 6/15/44(WAC)	1,355,000	677,500
FRB Ser. 13-C15, Class D, 4.495%, 8/15/46(WAC)	673,004	380,922
FRB Ser. 12-C10, Class E, 4.426%, 12/15/45(WAC)	697,000	174,102

		11,857,744
Residential mortgage-backed securities (non-agency) (1.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.279%, 5/25/47	357,884	206,153
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.439%, 3/25/37	657,237	611,811
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.709%, 4/25/35	231,437	199,554
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/28	1,226,146	1,377,285
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.089%, 10/25/48	161,000	191,201
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.589%, 3/25/49	63,000	71,350
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.239%, 7/25/49	92,000	100,765
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	458,000	484,781
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.789%, 12/25/30	82,000	85,051
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	101,970	103,580
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	11,147	11,293
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.339%, 9/25/28	2,215,208	2,614,518
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	871,136	921,648
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.639%, 4/25/28	60,238	63,517
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 7/25/25	33,758	34,206
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.939%, 10/25/29	265,000	286,392
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.639%, 2/25/25	3,635	3,648
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.539%, 2/25/30	451,000	471,295
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	28,685	29,227
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	29,273	29,508
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.689%, 1/25/30	346,000	360,743
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.889%, 2/25/30	79,183	80,839
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	65,161	66,279
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 0.329%, 5/25/47	157,416	117,551
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 1.094%, 11/25/34	141,806	136,522
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.519%, 5/25/46	163,875	147,487
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.409%, 1/25/37	179,026	170,958
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.939%, 5/25/47	137,806	121,408
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.269%, 1/25/37	680,499	648,915

		9,747,485

Total mortgage-backed securities (cost $77,780,167)		$60,409,559

WARRANTS (1.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. (China)	12/30/21	$0.00	234,800	$259,814
Focus Media Information Technology Co., Ltd. (China)	4/12/23	0.00	76,100	88,329
Foshan Haitian Flavouring & Food Co., Ltd. (China)	5/11/22	0.00	29,120	516,638
Frontken Corp. Bhd (Malaysia)	5/3/26	4.00	55,850	4,500
Guaranteed Rate, Inc.(F)	3/1/23	0.00	337	17
Jiangsu Hengli Hydraulic Co., Ltd. 144A Class A (China)	3/23/22	0.00	41,300	624,842
Jiangsu Hengrui Medicine Co., Ltd. (China)	4/12/22	0.00	20,740	174,545
Maxscend Microelectronics Co., Ltd. 144A (China)	7/29/22	0.00	11,600	723,741
Offcn Education Technology Co., Ltd. (China)	4/12/22	0.00	188,100	379,599
RiseSun Real Estate Development Co., Ltd. 144A Class A (China)	11/2/21	0.00	642,100	452,140
Sany Heavy Industry Co., Ltd. 144A Class A (China)	1/17/22	0.00	389,800	1,497,278
Seazen Holdings Co., Ltd. (China)	6/3/22	0.00	57,300	280,842
Shaanxi Coal Industry Co., Ltd. 144A (China)	7/29/22	0.00	190,700	329,657
Shandong Buchang Pharmaceuticals Co., Ltd. 144A Class A (China)	12/2/21	0.00	113,177	352,933
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. (China)	12/10/21	0.00	24,800	1,498,182
Suofeiya Home Collection 144A (China)	6/10/22	0.00	179,700	531,456
Youngor Group Co., Ltd. 144A (China)	7/29/22	0.00	1,166,300	1,147,958
Zhuzhou Kibing Group Co., Ltd. 144A (China)	7/29/22	0.00	128,300	412,403

Total warrants (cost $10,705,956)				$9,274,874

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,011,000	$1,011,607
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/53	455,000	455,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 11/25/53	274,000	274,000
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.85%, 10/8/21	449,000	449,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	540,000	540,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.793%, 4/22/22	512,000	512,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	506,000	506,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.30%, 8/15/22	783,000	783,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.25%, 10/15/21	777,000	777,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	522,000	522,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.243%, 1/25/22	540,000	540,000
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.459%, 12/10/21	545,000	545,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	568,000	568,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	568,000	568,000

Total asset-backed securities (cost $8,050,000)		$8,050,607

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$270,000	$283,840
Argentina (Republic of) 144A sr. unsec. notes 3.00%, 2/1/29 (Argentina)		542,411	341,724
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		255,000	121,295
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)		208,000	226,460
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		183,000	211,136
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		303,000	340,875
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		510,000	519,027
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,130,614
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	343,123
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,310,000	1,418,075
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	190,000	237,788
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		$272,000	291,105
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,260,000	1,335,600
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		247,000	264,604
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		383,000	376,688
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		815,000	83,538

Total foreign government and agency bonds and notes (cost $7,288,592)			$7,525,492

CORPORATE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	$220,000	$217,802
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	60,000	67,275
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	127,000	144,621
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	232,000	258,216
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	1,809,000	76,883
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	242,000	235,224
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	130,000	127,790
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	35,000	37,094
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)	400,000	422,000

Total corporate bonds and notes (cost $2,174,201)		$1,586,905

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	$37,339,710	EUR	31,477,100	$96,112
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	18,704,396	GBP	13,456,400	34,061

Total purchased options outstanding (cost $222,276)					$130,173

SHORT-TERM INVESTMENTS (56.0%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21		$4,000,000	$3,999,957
Atlantic Asset Securitization, LLC asset backed commercial paper 0.110%, 11/18/21		3,500,000	3,498,630
Australia & New Zealand Banking Group, Ltd. commercial paper 0.115%, 9/2/21		4,500,000	4,499,702
Barclays Bank PLC CCP asset backed commercial paper 0.120%, 9/22/21		2,630,000	2,629,487
BPCE SA commercial paper 0.140%, 8/3/21		4,000,000	3,999,968
Chariot Funding, LLC asset backed commercial paper 0.070%, 8/18/21		4,000,000	3,999,824
DNB Bank ASA commercial paper 0.115%, 10/20/21		4,000,000	3,999,363
Fairway Finance Co., LLC asset backed commercial paper 0.080%, 8/13/21		4,000,000	3,999,862
FMS Wertmanagement commercial paper 0.095%, 10/6/21		4,000,000	3,999,297
Interest in $430,996,000 joint tri-party repurchase agreement dated 7/30/2021 with Citigroup Global Markets, Inc. due 8/2/2021 - maturity value of $18,509,093 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 4.000% and due dates ranging from 4/2/2055 to 7/2/2055, valued at $439,633,373)		18,509,000	18,509,000
Liberty Street Funding, LLC asset backed commercial paper 0.100%, 10/6/21		4,000,000	3,999,146
Lloyds Bank PLC commercial paper 0.110%, 10/27/21		3,500,000	3,499,135
Matchpoint Finance PLC asset backed commercial paper 0.110%, 9/20/21		4,000,000	3,999,394
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper 0.200%, 8/5/21		4,250,000	4,249,951
Mizuho Bank, Ltd./Singapore commercial paper 0.090%, 8/17/21		4,000,000	3,999,795
National Australia Bank, Ltd. commercial paper 0.110%, 9/9/21		3,500,000	3,499,721
National Bank of Canada commercial paper 0.070%, 8/9/21		3,050,000	3,049,932
Nationwide Building Society commercial paper 0.085%, 8/2/21		4,000,000	3,999,973
Nordea Bank ABP commercial paper 0.110%, 9/14/21		4,000,000	3,999,591
NRW.Bank commercial paper 0.100%, 10/22/21		4,000,000	3,998,992
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	16,537,350	16,537,350
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	162,801,408	162,801,408
Skandinaviska Enskilda Banken AB commercial paper 0.070%, 9/8/21		$4,000,000	3,999,676
Societe Generale SA commercial paper 0.155%, 8/2/21		3,750,000	3,749,979
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	4,960,000	4,960,000
Sumitomo Mitsui Banking Corp. commercial paper 0.100%, 10/5/21		$4,000,000	3,999,330
Svenska Handelsbanken commercial paper 0.070%, 9/8/21		4,000,000	3,999,675
Swedbank AB commercial paper 0.075%, 8/26/21		4,000,000	3,999,820
Swedbank AB commercial paper 0.070%, 8/4/21		3,500,000	3,499,971
Toyota Financial Services commercial paper 0.090%, 8/23/21		4,000,000	3,999,832
U.S. Treasury Bills 0.024%, 8/5/21(SEG)(SEGSF)(SEGCCS)		8,000,000	7,999,980
U.S. Treasury Bills 0.041%, 10/14/21(SEG)(SEGSF)(SEGCCS)		8,400,000	8,399,146
U.S. Treasury Bills 0.022%, 8/26/21(SEG)(SEGSF)(SEGCCS)		8,000,000	7,999,800
U.S. Treasury Bills 0.023%, 8/19/21(SEG)(SEGSF)(SEGCCS)		8,000,000	7,999,859
U.S. Treasury Bills 0.022%, 9/28/21(SEG)(SEGSF)(SEGCCS)		3,400,000	3,399,731
U.S. Treasury Bills 0.015%, 9/21/21(SEG)(SEGSF)(SEGCCS)		2,300,000	2,299,841
U.S. Treasury Bills 0.007%, 9/14/21(SEG)(SEGSF)(SEGCCS)		600,000	599,969
U.S. Treasury Cash Management Bills 0.047%, 10/26/21(SEG)(SEGSF)(SEGCCS)		4,000,000	3,999,490
U.S. Treasury Cash Management Bills 0.047%, 11/16/21(SEG)(SEGSF)(SEGCCS)		11,900,000	11,898,423
U.S. Treasury Cash Management Bills 0.044%, 10/19/21(SEG)(SEGSF)(SEGCCS)		8,700,000	8,698,963
Westpac Banking Corp./NY commercial paper 0.140%, 9/1/21		4,500,000	4,499,707

Total short-term investments (cost $370,772,893)			$370,772,670
TOTAL INVESTMENTS

Total investments (cost $924,377,055)			$964,027,245

	FORWARD CURRENCY CONTRACTS at 7/31/21 (aggregate face value $488,153,812) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$2,309,144	$2,312,952	$(3,808)
		British Pound	Buy	9/15/21	2,910,134	2,940,349	(30,215)
		Canadian Dollar	Sell	10/20/21	4,593,744	4,575,267	(18,477)
		Euro	Buy	9/15/21	11,455,772	11,867,954	(412,182)
		Hong Kong Dollar	Sell	8/18/21	1,181,906	1,182,740	834
		Japanese Yen	Buy	8/18/21	613,738	617,002	(3,264)
	Barclays Bank PLC
		Australian Dollar	Buy	10/20/21	2,908,691	2,961,059	(52,368)
		British Pound	Buy	9/15/21	380,900	430,128	(49,228)
		Canadian Dollar	Sell	10/20/21	54,102	53,886	(216)
		Euro	Sell	9/15/21	7,716,411	7,936,224	219,813
		Japanese Yen	Buy	8/18/21	3,682,553	3,702,292	(19,739)
		Swedish Krona	Buy	9/15/21	2,419,110	2,520,899	(101,789)
		Swiss Franc	Sell	9/15/21	3,525,749	3,500,222	(25,527)
	Citibank, N.A.
		British Pound	Buy	9/15/21	874,125	889,462	(15,337)
		Euro	Sell	9/15/21	2,055,960	2,114,868	58,908
		Hong Kong Dollar	Buy	8/18/21	1,252,516	1,253,360	(844)
		Japanese Yen	Sell	8/18/21	2,510,794	2,524,298	13,504
	Credit Suisse International
		British Pound	Sell	9/15/21	3,321,340	3,407,256	85,916
		Euro	Sell	9/15/21	3,671,332	3,776,270	104,938
	Goldman Sachs International
		Australian Dollar	Buy	10/20/21	396,273	341,268	55,005
		British Pound	Buy	9/15/21	25,636,541	26,175,667	(539,126)
		Canadian Dollar	Sell	10/20/21	6,644,233	6,611,385	(32,848)
		Euro	Buy	9/15/21	18,018,295	18,134,538	(116,243)
		Hong Kong Dollar	Buy	8/18/21	654,478	654,944	(466)
		Japanese Yen	Sell	8/18/21	15,861,330	15,919,355	58,025
		New Zealand Dollar	Sell	10/20/21	6,415,384	6,347,516	(67,868)
		Norwegian Krone	Buy	9/15/21	4,512,251	4,661,369	(149,118)
		Swedish Krona	Buy	9/15/21	15,157,926	15,797,508	(639,582)
		Swiss Franc	Buy	9/15/21	11,468,989	11,284,248	184,741
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	327,046	334,184	7,138
		British Pound	Buy	9/15/21	426,080	484,405	(58,325)
		Canadian Dollar	Buy	10/20/21	1,365,684	1,367,271	(1,587)
		Euro	Buy	9/15/21	9,607,699	9,808,539	(200,840)
		Hong Kong Dollar	Sell	8/18/21	383,558	383,826	268
		Japanese Yen	Buy	8/18/21	1,196,977	1,221,346	(24,369)
		New Zealand Dollar	Sell	10/20/21	2,708,413	2,703,215	(5,198)
		Swiss Franc	Sell	9/15/21	1,924,170	1,944,547	20,377
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/20/21	1,159,747	1,165,817	6,070
		British Pound	Buy	9/15/21	6,542,589	6,655,691	(113,102)
		Canadian Dollar	Buy	10/20/21	99,547	98,039	1,508
		Euro	Sell	9/15/21	16,348,784	16,635,748	286,964
		Japanese Yen	Sell	8/18/21	6,989,186	6,992,921	3,735
		New Zealand Dollar	Buy	10/20/21	10,428,490	10,471,039	(42,549)
		Norwegian Krone	Buy	9/15/21	4,459,011	4,858,200	(399,189)
		Swedish Krona	Buy	9/15/21	2,329,307	2,338,204	(8,897)
		Swedish Krona	Sell	9/15/21	2,330,411	2,324,437	(5,974)
		Swiss Franc	Buy	9/15/21	473,555	393,155	80,400
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/20/21	591,252	608,416	17,164
		British Pound	Buy	9/15/21	19,096,457	19,398,298	(301,841)
		Canadian Dollar	Sell	10/20/21	1,449,281	1,410,756	(38,525)
		Euro	Buy	9/15/21	2,960,051	3,130,030	(169,979)
		Japanese Yen	Buy	8/18/21	7,678,153	7,754,118	(75,965)
		New Zealand Dollar	Sell	10/20/21	2,457,294	2,451,371	(5,923)
		Norwegian Krone	Buy	9/15/21	4,231,735	4,465,922	(234,187)
		Swedish Krona	Buy	9/15/21	12,415,022	12,939,142	(524,120)
		Swiss Franc	Buy	9/15/21	1,432,822	1,347,835	84,987
	NatWest Markets PLC
		Australian Dollar	Sell	10/20/21	2,001,405	2,037,424	36,019
		British Pound	Buy	9/15/21	4,086,060	4,158,595	(72,535)
		Canadian Dollar	Buy	10/20/21	319,480	318,181	1,299
		Euro	Buy	9/15/21	1,678,534	1,795,227	(116,693)
		Japanese Yen	Buy	8/18/21	97,513	114,781	(17,268)
		New Zealand Dollar	Sell	10/20/21	6,332,722	6,321,889	(10,833)
		Swedish Krona	Sell	9/15/21	271,501	282,938	11,437
		Swiss Franc	Buy	9/15/21	5,257,624	5,232,213	25,411
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	4,440,706	4,570,000	129,294
		British Pound	Sell	9/15/21	3,577,267	3,431,869	(145,398)
		Canadian Dollar	Sell	10/20/21	6,984,071	6,955,955	(28,116)
		Euro	Sell	9/15/21	3,553,557	3,354,893	(198,664)
		Hong Kong Dollar	Sell	8/18/21	10,451,916	10,458,436	6,520
		Japanese Yen	Sell	8/18/21	45,018,746	45,179,927	161,181
		New Zealand Dollar	Buy	10/20/21	2,831,256	2,862,473	(31,217)
		Norwegian Krone	Sell	9/15/21	1,825,181	1,683,914	(141,267)
		Swedish Krona	Sell	9/15/21	2,789,281	2,906,065	116,784
		Swiss Franc	Sell	9/15/21	814,161	979,970	165,809
	Toronto-Dominion Bank
		Australian Dollar	Sell	10/20/21	592,426	595,361	2,935
		British Pound	Sell	9/15/21	3,305,631	3,367,111	61,480
		Canadian Dollar	Sell	10/20/21	676,310	673,631	(2,679)
		Euro	Sell	9/15/21	4,744,962	4,880,500	135,538
		Hong Kong Dollar	Sell	8/18/21	1,508,998	1,509,995	997
		Japanese Yen	Buy	8/18/21	8,631,302	8,659,082	(27,780)
		New Zealand Dollar	Buy	10/20/21	3,475,281	3,486,595	(11,314)
		Norwegian Krone	Buy	9/15/21	7,972,309	8,393,415	(421,106)
		Swedish Krona	Buy	9/15/21	255,012	265,762	(10,750)
	UBS AG
		Australian Dollar	Buy	10/20/21	5,704,256	5,834,504	(130,248)
		British Pound	Sell	9/15/21	6,674,237	6,680,514	6,277
		Canadian Dollar	Sell	10/20/21	702,920	700,102	(2,818)
		Euro	Buy	9/15/21	18,286,020	18,781,235	(495,215)
		Hong Kong Dollar	Buy	8/18/21	854,172	854,767	(595)
		Japanese Yen	Buy	8/18/21	15,711,439	15,852,104	(140,665)
		New Zealand Dollar	Sell	10/20/21	6,754,389	6,738,692	(15,697)
		Norwegian Krone	Sell	9/15/21	4,429,386	4,346,740	(82,646)
		Swedish Krona	Buy	9/15/21	790,415	823,965	(33,550)
		Swiss Franc	Sell	9/15/21	1,760,719	1,732,419	(28,300)
	WestPac Banking Corp.
		British Pound	Sell	9/15/21	746,926	757,062	10,136
		Canadian Dollar	Sell	10/20/21	104,516	104,104	(412)
		Euro	Buy	9/15/21	938,165	964,995	(26,830)
		Japanese Yen	Sell	8/18/21	577,445	580,633	3,188
		New Zealand Dollar	Sell	10/20/21	747,160	745,016	(2,144)

	Unrealized appreciation						2,164,600

	Unrealized (depreciation)						(6,683,555)

	Total						$(4,518,955)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	97	$11,257,277	$11,249,090	Sep-21	$(128,721)
MSCI Emerging Markets Index (Long)	369	23,575,502	23,573,565	Sep-21	(1,709,404)
NASDAQ 100 Index E-Mini (Long)	57	17,054,286	17,049,555	Sep-21	1,144,218
Russell 2000 Index E-Mini (Long)	93	10,352,044	10,330,440	Sep-21	(391,678)
S&P 500 Index E-Mini (Long)	417	91,641,171	91,521,075	Sep-21	605,758
U.S. Treasury Note 2 yr (Short)	1,286	283,763,938	283,763,938	Sep-21	56,847
U.S. Treasury Note 5 yr (Short)	1,098	136,640,954	136,640,954	Sep-21	(705,839)
U.S. Treasury Note 10 yr (Long)	3,147	423,123,984	423,123,985	Sep-21	7,518,211

Unrealized appreciation					9,325,034

Unrealized (depreciation)					(2,935,642)

Total					$6,389,392

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$22,484
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(8,138)	(1,054)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	479,600	(62,468)	(25,270)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(169,122)	(108,691)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	12,120
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(12,718)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	121,760
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(114,401)

Unrealized appreciation				156,364

Unrealized (depreciation)				(262,134)

Total				$(105,770)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/21 (proceeds receivable $149,250,059) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 8/1/51	$12,000,000	8/12/21	$12,819,842
Uniform Mortgage-Backed Securities, 3.50%, 8/1/51	56,000,000	8/12/21	59,344,723
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	3,000,000	8/12/21	3,144,608
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	5,000,000	8/12/21	5,208,789
Uniform Mortgage-Backed Securities, 2.00%, 9/1/51	34,000,000	9/14/21	34,599,580
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	34,000,000	8/12/21	34,675,284

Total			$149,792,826

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$391,400	$34,388		$(6)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(35,598)
		470,500	16,580	(E)	(5)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	16,575
		39,300	5,809	(E)	(1)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,811)
		835,100	86,249	(E)	(28)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(86,278)
		70,500	7,038	(E)	(2)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,036
		146,000	17,488		381	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	(16,621)
		1,253,000	16,101		(17)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,316)
		815,000	14,947		(11)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,790)
		1,110,000	29,937		(15)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,686)
		872,600	8,133		(8)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,777)
		39,210,000	1,226,881		46,584	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,338,620)
		180,033,000	18,003	(E)	341,207	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	359,212
		19,913,000	126,448	(E)	(78,018)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(204,465)
		8,723,000	312,632	(E)	133,095	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(179,537)
		5,951,000	503,276	(E)	(310,281)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	192,995
		7,097,000	290,409	(E)	140,582	9/15/31	1.45% — Annually	Secured Overnight Financing Rate — Annually	(149,827)
		28,782,000	44,612		(109)	7/1/23	0.334% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,141)
		2,218,000	29,477		(29)	7/8/31	3 month USD-LIBOR-BBA — Quarterly	1.389% — Semiannually	31,217
		807,000	654		(3)	7/9/23	3 month USD-LIBOR-BBA — Quarterly	0.296% — Semiannually	733
		966,000	3,468		(13)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.2875% — Semiannually	4,139
		1,221,000	3,114		(42)	7/19/51	1.662% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,773)
		5,741,000	32,781		(76)	7/19/31	3 month USD-LIBOR-BBA — Quarterly	1.3115% — Semiannually	34,937
		2,646,000	1,085		(21)	7/21/26	0.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,579)
		2,646,000	873		(21)	7/21/26	0.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,367)
		3,193,000	5,428		(42)	8/2/31	3 month USD-LIBOR-BBA — Quarterly	1.273% — Semiannually	5,386
	AUD	11,072,000	165,998	(E)	57,173	9/15/31	6 month AUD-BBR-BBSW — Semiannually	1.55% — Semiannually	223,171
	CAD	12,113,000	138,839	(E)	43,573	9/15/31	3 month CAD-BA-CDOR — Semiannually	1.84% — Semiannually	182,412
	CHF	2,975,000	21,315	(E)	(3,286)	9/15/31	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	18,028
	EUR	2,652,000	34,731	(E)	(22,598)	9/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	12,133
	GBP	2,300,000	127,241	(E)	49,525	9/15/31	0.975% — Annually	Sterling Overnight Index Average — Annually	(77,715)
	NOK	40,950,000	83,571	(E)	12,077	9/15/31	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	95,648
	NZD	5,833,000	2,560	(E)	6,565	9/15/31	3 month NZD-BBR-FRA — Quarterly	1.83% — Semiannually	4,005
	SEK	33,724,000	77,568	(E)	218	9/15/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(77,349)

	Total				$416,348				$(1,130,623)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$151,664,101	$154,999,488	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$3,441,769
	1,186,514	1,217,318	—	6/20/23	(1 month USD-LIBOR-BBA plus 0.10%) — Monthly	Al Rajhi Bank — Monthly	30,445
	151,659,972	154,305,770	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(2,638,363)
	Barclays Bank PLC
	53,740,907	53,628,329	—	5/26/22	(0.10%) — Monthly	Buraschi Barclays Adaptive Trend Strategy EX-Commodities ER — Monthly	(113,175)
	87,477	78,208	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	8,296
	30,463	28,944	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,136)
	92,233	86,556	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,539)
	4,621	4,337	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(227)
	Citibank, N.A.
	770,399	737,800	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	AAR Corp. — Monthly	32,471
	560,247	515,049	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	45,106
	991,401	963,940	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Arcosa, Inc — Monthly	26,417
	319,217	296,792	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	21,832
	3,181,128	3,136,097	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	44,505
	933,771	786,008	—	7/5/22	1 month USD-LIBOR-BBA minus 0.80% — Monthly	Blackberry, Ltd. — Monthly	147,609
	888,835	827,148	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Century Link, Inc. — Monthly	68,794
	3,941,978	3,421,974	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	529,983
	942,391	930,252	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Columbia Sportswear Co — Monthly	11,984
	814,727	777,211	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	37,382
	111,566	105,558	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	5,990
	2,164,985	2,270,185	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	(105,557)
	957,405	942,785	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	14,462
	2,274,041	2,305,728	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Fair Isaac Corp. — Monthly	(32,063)
	968,300	953,977	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Citizens Bcshs -Cl A — Monthly	13,590
	3,249,881	3,398,725	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Intuitive Surgical, Inc. — Monthly	(149,381)
	2,026,534	2,033,544	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Itron, Inc. — Monthly	(7,346)
	2,355,455	2,433,147	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	L3Harris Technologies Inc — Monthly	(78,082)
	734,673	724,357	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Parsons Corp — Monthly	10,194
	2,428,472	2,343,356	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Penumbra, Inc. — Monthly	84,714
	821,660	789,466	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ping Identity Holding Corp. — Monthly	32,058
	355,545	295,170	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plug Power, Inc. — Monthly	60,317
	819,111	831,131	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(12,156)
	2,754,299	2,714,604	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	22,800
	1,441,491	1,385,935	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	55,318
	1,151,066	1,161,011	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Store Capital Corp. — Monthly	(3,606)
	2,646,235	2,757,046	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(111,249)
	1,541,230	1,574,502	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	The Hershey Co. — Monthly	(33,526)
	359,017	296,329	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	TPI Composites, Inc. — Monthly	62,629
	329,838	313,700	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WD-40 Co. — Monthly	15,982
	2,093,381	2,083,782	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Woodward, Inc. — Monthly	9,254
	200,344	176,236	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	24,074
	Credit Suisse International
	2,801,661	2,655,601	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	145,579
	55,518,651	52,624,272	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	2,884,851
	139,279	124,521	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(13,208)
	88,662	79,268	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,408)
	34,919	31,219	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,311)
	6,648	5,944	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(630)
	302,476	289,379	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,901)
	75,488	72,220	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,221)
	50,196	46,125	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,449)
	5,158	4,739	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(354)
	64,425	59,200	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,427
	Goldman Sachs International
	147,295,585	148,968,949	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,731,879
	143,871,648	144,697,472	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(877,496)
	454,893	451,477	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Abbvie Inc. — Monthly	1,558
	804,086	827,136	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Agilent Technologies, Inc. — Monthly	22,922
	264,881	259,414	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Amgen Inc — Monthly	(5,509)
	105,192	95,820	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Astellas Pharma Inc. — Monthly	(9,391)
	401,643	405,259	—	12/15/25	(1 month USD-LIBOR-BBA) — Monthly	AstraZeneca PLC — Monthly	3,606
	323,083	320,871	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Astrazeneca Plc — Monthly	(2,263)
	349,774	349,408	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bayer AG- Reg — Monthly	(421)
	967,013	919,146	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Beyond Meat, Inc. — Monthly	47,723
	387,885	386,195	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Biogen Inc. — Monthly	(1,752)
	386,546	408,270	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bloom Energy Corp. - A — Monthly	(21,762)
	340,994	343,219	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bristol-Myers Squibb Co. — Monthly	2,171
	278,110	288,502	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	CSL Ltd. — Monthly	10,353
	25,540	24,733	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Dajichi Sankyo Co Ltd. — Monthly	(811)
	198,191	170,157	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Eisai Co Ltd. — Monthly	(28,070)
	241,886	254,458	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eli Lilly & Co. — Monthly	12,533
	77,735	77,395	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eurofins Scientific — Monthly	(352)
	94,807	100,477	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Galapagos NV — Monthly	5,655
	254,213	254,175	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Gilead Sciences Inc — Monthly	(78)
	448,354	452,936	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Glaxosmithkline Plc — Monthly	4,511
	9,720,641	9,678,472	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(43,749)
	32,013,001	31,584,292	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(428,708)
	6,666,954	6,640,165	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	(27,512)
	17,786,509	16,752,577	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	(1,035,858)
	57,655	60,200	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Grifols Sa — Monthly	2,536
	100,122	96,270	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	H Lundbeck A/S — Monthly	(3,868)
	135,396	138,033	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Hikma Pharmaceuticals PLC — Monthly	2,616
	174,266	158,477	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Hisamitsu Pharmaceutical Co — Monthly	(15,820)
	607,249	650,920	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Illumina Inc — Monthly	43,574
	69,591	67,295	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Incyte Corp — Monthly	(2,308)
	592,186	616,704	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ipsen — Monthly	24,424
	847,467	851,593	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	IQVIA Holdings, Inc. — Monthly	3,991
	486,084	497,141	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Johnson & Johnson — Monthly	10,980
	486,797	480,361	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck & Co. Inc. — Monthly	(6,514)
	838,338	849,331	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck Kgaa — Monthly	10,859
	867,362	890,121	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Mettler-Toledo International — Monthly	22,621
	717,482	776,252	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	New Relic Inc. — Monthly	(58,838)
	41,823	42,410	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Novartis Ag-Reg — Monthly	580
	881,583	906,556	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	(20,909)
	18,069	18,131	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Organon & Co. — Monthly	60
	16,104	15,880	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Orion Oyj-Class B — Monthly	(226)
	611,282	575,324	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Outset Medical Inc. — Monthly	35,900
	744,100	885,273	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perkinelmer Inc. — Monthly	141,396
	394,330	408,975	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perrigo Co Plc — Monthly	14,583
	589,604	629,607	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Pfizer, Inc. — Monthly	45,645
	671,584	677,914	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Progyny, Inc. — Monthly	(6,393)
	21,495	22,283	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Recordati Industria Chemica — Monthly	786
	48,914	47,693	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Regeneron Pharmaceuticals — Monthly	(1,229)
	427,237	427,499	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sanofi — Monthly	194
	424,277	447,619	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sartorius Stedim Biotech — Monthly	23,275
	130,477	129,694	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Shionogi & Co Ltd — Monthly	(806)
	166,216	164,945	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Sillajen Inc. — Monthly	1,246
	1,547,191	1,632,663	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Steris, PLC — Monthly	(85,617)
	843,817	902,942	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Steven Madden LTD — Monthly	(59,205)
	456,779	385,342	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Sumitomo Dajnippon Pharma Co. — Monthly	(71,518)
	213,192	194,103	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	16,770
	182,031	162,743	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	17,262
	197,494	188,943	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,811)
	9,071	8,336	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(623)
	253,841	241,181	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9,468)
	184,170	174,985	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(6,869)
	98,377	93,470	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,670)
	535	508	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(20)
	161,397	151,464	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,941)
	128,712	120,790	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,333)
	117,445	110,217	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,779)
	90,606	85,030	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,458)
	3,923	3,682	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(193)
	302,884	299,006	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Taisho Pharmaceutical Holdin — Monthly	(3,931)
	175,499	170,863	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Takeda Pharmaceutical Co Ltd — Monthly	(4,667)
	230,063	253,148	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Teva Pharmaceutical-Sp Adr — Monthly	23,049
	695,062	729,554	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Thermo Fisher Scientific Inc — Monthly	34,381
	84,458	87,955	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ucb Sa — Monthly	3,484
	12,806	12,901	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	93
	384,060	389,317	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Viatris, Inc. — Monthly	5,196
	200,768	212,404	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vifor Pharma AG — Monthly	11,604
	966,759	1,012,337	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Waters Corp. — Monthly	45,424
	698,838	707,423	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Zoetis, Inc. — Monthly	9,347
	JPMorgan Chase Bank N.A.
	50,807,468	52,022,726	—	7/15/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	1,211,003
	40,632,134	40,970,152	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	325,770
	JPMorgan Securities LLC
	97,013	88,683	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,163)
	97,013	88,683	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,163
	154,109	147,436	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,535
	421,349	403,105	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,398
	UBS AG
	237,621,113	242,258,364	—	5/23/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	4,704,664
	3,037,778	2,879,408	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	158,060
	52,125,044	49,407,585	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	2,712,133
	238,141,852	242,201,081	—	5/23/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(4,032,002)

Upfront premium received			—	Unrealized appreciation			19,423,345

Upfront premium (paid)			—	Unrealized (depreciation)			(10,246,799)

		Total	$—			Total	$9,176,546
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	66,378	$9,681,852	6.25%
Alphabet, Inc. Class A	Technology	3,102	8,357,743	5.39%
Amazon.com, Inc.	Consumer cyclicals	1,928	6,414,091	4.14%
Microsoft Corp.	Technology	19,295	5,497,351	3.55%
NVIDIA Corp.	Technology	20,121	3,923,386	2.53%
JPMorgan Chase & Co.	Financials	24,333	3,693,193	2.38%
Adobe, Inc.	Technology	4,957	3,081,647	1.99%
Qualcomm, Inc.	Technology	20,010	2,997,485	1.93%
Intuit, Inc.	Technology	5,564	2,948,598	1.90%
Bristol-Myers Squibb Co.	Health care	42,063	2,854,805	1.84%
Accenture PLC Class A	Technology	8,137	2,584,872	1.67%
Citigroup, Inc.	Financials	35,151	2,376,939	1.53%
Verizon Communications, Inc.	Communication services	42,022	2,343,977	1.51%
Goldman Sachs Group, Inc. (The)	Financials	5,613	2,104,172	1.36%
Moderna, Inc.	Health care	5,846	2,067,054	1.33%
Lockheed Martin Corp.	Capital goods	5,436	2,020,258	1.30%
TJX Cos., Inc. (The)	Consumer cyclicals	25,729	1,770,401	1.14%
Align Technology, Inc.	Health care	2,471	1,719,180	1.11%
Pinterest, Inc. Class A	Technology	28,898	1,702,097	1.10%
Ford Motor Co.	Consumer cyclicals	121,039	1,688,499	1.09%
Cisco Systems, Inc./California	Technology	30,489	1,688,195	1.09%
Merck & Co., Inc.	Health care	21,895	1,683,083	1.09%
Honeywell International, Inc.	Capital goods	6,968	1,628,948	1.05%
Roku, Inc.	Technology	3,690	1,580,373	1.02%
Anthem, Inc.	Health care	4,112	1,579,008	1.02%
Autodesk, Inc.	Technology	4,909	1,576,357	1.02%
Fortinet, Inc.	Technology	5,651	1,538,368	0.99%
PepsiCo, Inc.	Consumer staples	9,784	1,535,618	0.99%
Procter & Gamble Co. (The)	Consumer staples	10,730	1,526,116	0.98%
MetLife, Inc.	Financials	25,894	1,494,092	0.96%
DuPont de Nemours, Inc.	Basic materials	18,943	1,421,670	0.92%
Walmart, Inc.	Consumer cyclicals	9,587	1,366,665	0.88%
McDonald's Corp.	Consumer staples	5,601	1,359,402	0.88%
Edwards Lifesciences Corp.	Health care	11,893	1,335,270	0.86%
Vertex Pharmaceuticals, Inc.	Health care	6,589	1,328,210	0.86%
Colgate-Palmolive Co.	Consumer staples	16,298	1,295,694	0.84%
Abbott Laboratories	Health care	10,575	1,279,327	0.83%
CSX Corp.	Transportation	38,742	1,252,146	0.81%
Marriott International, Inc./MD Class A	Consumer cyclicals	8,411	1,227,772	0.79%
Medtronic PLC	Health care	8,991	1,180,611	0.76%
Altria Group, Inc.	Consumer staples	22,698	1,090,430	0.70%
Southern Co. (The)	Utilities and power	17,016	1,086,816	0.70%
McKesson Corp.	Health care	5,247	1,069,490	0.69%
Fidelity National Information Services, Inc.	Technology	6,835	1,018,767	0.66%
Parker Hannifin Corp.	Capital goods	3,146	981,619	0.63%
Synchrony Financial	Financials	20,409	959,645	0.62%
Cadence Design Systems, Inc.	Technology	6,491	958,333	0.62%
Old Dominion Freight Line, Inc.	Transportation	3,558	957,614	0.62%
Comcast Corp. Class A	Communication services	16,137	949,348	0.61%
Weyerhaeuser Co.	Basic materials	28,036	945,640	0.61%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Segro PLC (United Kingdom)	Financials	77,701	$1,315,293	0.88%
Dover Corp.	Capital goods	7,736	1,292,881	0.87%
Arrow Electronics, Inc.	Technology	10,705	1,269,325	0.85%
Royal Bank of Canada (Canada)	Financials	12,460	1,259,469	0.85%
Canadian Imperial Bank of Commerce (Canada)	Financials	10,827	1,258,225	0.84%
Swisscom AG (Switzerland)	Communication services	1,976	1,188,491	0.80%
Toronto-Dominion Bank (Canada)	Financials	17,854	1,186,360	0.80%
Mettler-Toledo International, Inc.	Health care	785	1,157,428	0.78%
Annaly Capital Management, Inc.	Financials	135,630	1,151,495	0.77%
MetLife, Inc.	Financials	19,659	1,134,315	0.76%
AGNC Investment Corp.	Financials	69,927	1,109,739	0.74%
NN Group NV (Netherlands)	Financials	22,290	1,108,294	0.74%
ITOCHU Corp. (Japan)	Consumer staples	37,559	1,106,068	0.74%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	42,422	1,083,263	0.73%
Dexus/AU	Financials	130,884	1,047,683	0.70%
Accenture PLC Class A	Technology	3,291	1,045,388	0.70%
Knight-Swift Transportation Holdings, Inc.	Transportation	20,253	1,006,370	0.68%
Ally Financial, Inc.	Financials	19,302	991,336	0.67%
3i Group PLC (United Kingdom)	Financials	55,699	990,852	0.67%
Church & Dwight Co., Inc.	Consumer staples	10,970	949,780	0.64%
CMS Energy Corp.	Utilities and power	14,897	920,507	0.62%
Rio Tinto PLC (United Kingdom)	Basic materials	10,816	917,432	0.62%
Ageas SA/NV (Belgium)	Financials	17,325	915,434	0.61%
Allstate Corp. (The)	Financials	6,826	887,685	0.60%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	61,191	876,379	0.59%
AMETEK, Inc.	Conglomerates	6,138	853,461	0.57%
Swiss Life Holding AG (Switzerland)	Financials	1,650	852,232	0.57%
Mizuho Financial Group, Inc. (Japan)	Financials	59,408	847,403	0.57%
National Bank of Canada (Canada)	Financials	10,996	841,103	0.56%
Trane Technologies PLC	Capital goods	4,122	839,293	0.56%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	69,898	838,460	0.56%
Amphenol Corp. Class A	Technology	11,497	833,439	0.56%
Metro, Inc. (Canada)	Consumer staples	15,938	826,020	0.55%
Comcast Corp. Class A	Communication services	13,977	822,253	0.55%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	126,937	819,983	0.55%
Zoetis, Inc.	Health care	4,034	817,689	0.55%
Canadian Apartment Properties REIT (Canada)	Financials	16,349	816,574	0.55%
Old Dominion Freight Line, Inc.	Transportation	3,021	812,971	0.55%
Chipotle Mexican Grill, Inc.	Consumer staples	431	803,590	0.54%
Open Text Corp. (Canada)	Technology	15,418	800,328	0.54%
AutoZone, Inc.	Consumer cyclicals	485	787,807	0.53%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	6,908	787,049	0.53%
Iberdrola SA (Spain)	Utilities and power	63,606	766,302	0.51%
McDonald's Corp.	Consumer staples	3,127	759,039	0.51%
Kinder Morgan, Inc.	Utilities and power	42,865	744,991	0.50%
Hershey Co. (The)	Consumer staples	4,091	731,871	0.49%
Goodman Group (Australia)	Financials	43,836	729,502	0.49%
Synopsys, Inc.	Technology	2,503	720,846	0.48%
DTE Energy Co.	Utilities and power	6,022	706,452	0.47%
KDDI Corp. (Japan)	Communication services	23,080	700,705	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
American Express Co.	Financials	7,724	$1,317,223	0.91%
Equity Lifestyle Properties, Inc.	Financials	14,735	1,234,812	0.85%
Markel Corp.	Financials	987	1,190,608	0.82%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	61,003	1,170,422	0.81%
Lonza Group AG (Switzerland)	Health care	1,498	1,166,498	0.81%
Emera, Inc. (Canada)	Utilities and power	24,192	1,128,343	0.78%
U.S. Bancorp	Financials	20,073	1,114,853	0.77%
Xylem, Inc.	Capital goods	8,838	1,112,300	0.77%
Zurich Insurance Group AG (Switzerland)	Financials	2,661	1,074,461	0.74%
Essex Property Trust, Inc.	Financials	3,156	1,035,637	0.72%
Mid-America Apartment Communities, Inc.	Financials	5,292	1,021,873	0.71%
Ferrovial SA (Spain)	Basic materials	33,927	1,006,146	0.70%
Ecolab, Inc.	Consumer cyclicals	4,474	988,021	0.68%
Fortis, Inc. (Canada)	Utilities and power	21,732	985,558	0.68%
ASML Holding NV (Netherlands)	Technology	1,298	984,043	0.68%
Southern Co. (The)	Utilities and power	15,381	982,370	0.68%
Berkshire Hathaway, Inc. Class B	Financials	3,336	928,330	0.64%
Autodesk, Inc.	Technology	2,854	916,606	0.63%
Alexandria Real Estate Equities, Inc.	Financials	4,477	901,466	0.62%
UDR, Inc.	Financials	16,382	900,863	0.62%
Exelon Corp.	Utilities and power	19,126	895,085	0.62%
Alliant Energy Corp.	Utilities and power	15,128	885,461	0.61%
Edison International	Utilities and power	16,007	872,373	0.60%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	54,289	847,203	0.59%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	31,096	846,674	0.59%
Ventas, Inc.	Health care	14,150	845,897	0.58%
T-Mobile US, Inc.	Communication services	5,705	821,596	0.57%
Boeing Co. (The)	Capital goods	3,619	819,626	0.57%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	17,134	804,116	0.56%
Telus Corp. (Canada)	Communication services	36,177	803,519	0.56%
Svenska Handelsbanken AB (Sweden)	Financials	69,641	785,527	0.54%
Novartis AG (Switzerland)	Health care	8,329	771,212	0.53%
American Tower Corp.	Communication services	2,691	761,075	0.53%
KBC Group NV (Belgium)	Financials	9,311	749,958	0.52%
Accor SA (France)	Consumer cyclicals	21,165	749,678	0.52%
Enbridge, Inc. (Canada)	Utilities and power	18,619	733,956	0.51%
AIA Group, Ltd. (Hong Kong)	Financials	60,546	725,357	0.50%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	11,116	719,135	0.50%
Analog Devices, Inc.	Technology	4,155	695,557	0.48%
Boston Scientific Corp.	Health care	15,187	692,536	0.48%
Koninklijke KPN NV (Netherlands)	Communication services	206,053	676,583	0.47%
Camden Property Trust	Financials	4,436	662,641	0.46%
Brookfield Asset Management, Inc. (Canada)	Conglomerates	12,168	656,858	0.45%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	113,657	653,627	0.45%
Heineken NV (Netherlands)	Consumer staples	5,413	630,573	0.44%
BASF SE (Germany)	Basic materials	7,878	618,844	0.43%
Essity AB Class B (Sweden)	Consumer staples	18,844	616,202	0.43%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	9,707	614,909	0.42%
Dominion Energy, Inc.	Utilities and power	8,078	604,816	0.42%
Phillips 66	Energy	8,201	602,216	0.42%

A BASKET (JPCMPTFL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Zoetis, Inc.	Health care	3,824	$775,163	1.49%
Catalent, Inc.	Health care	4,522	541,736	1.04%
Bristol-Myers Squibb Co.	Health care	7,329	497,431	0.96%
TransDigm Group, Inc.	Capital goods	745	477,628	0.92%
AECOM	Capital goods	7,166	451,192	0.87%
Tapestry, Inc.	Consumer cyclicals	10,550	446,279	0.86%
Perrigo Co. PLC	Health care	9,092	436,679	0.84%
Envista Holdings Corp.	Health care	10,125	436,173	0.84%
Ford Motor Co.	Consumer cyclicals	30,498	425,444	0.82%
Merck & Co., Inc.	Health care	5,456	419,368	0.81%
Hexcel Corp.	Capital goods	7,429	404,300	0.78%
Tandem Diabetes Care, Inc.	Health care	3,677	399,529	0.77%
General Motors Co.	Consumer cyclicals	6,936	394,224	0.76%
BorgWarner, Inc.	Capital goods	7,548	369,708	0.71%
Dropbox, Inc. Class A	Technology	11,702	368,508	0.71%
Timken Co. (The)	Basic materials	4,608	366,307	0.70%
Thor Industries, Inc.	Consumer cyclicals	3,083	364,855	0.70%
DocuSign, Inc.	Technology	1,205	359,083	0.69%
Zynga, Inc. Class A	Technology	34,871	352,197	0.68%
DexCom, Inc.	Health care	664	342,225	0.66%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	7,874	340,233	0.65%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	850	340,085	0.65%
Boeing Co. (The)	Capital goods	1,475	334,098	0.64%
Square, Inc. Class A	Consumer cyclicals	1,345	332,595	0.64%
Hanesbrands, Inc.	Consumer cyclicals	18,204	332,403	0.64%
RingCentral, Inc. Class A	Technology	1,240	331,297	0.64%
United Rentals, Inc.	Consumer cyclicals	971	320,157	0.62%
Coupa Software, Inc.	Technology	1,471	319,262	0.61%
Jazz Pharmaceuticals PLC	Health care	1,868	316,674	0.61%
Teladoc Health, Inc.	Health care	2,116	314,063	0.60%
Zendesk, Inc.	Technology	2,337	305,050	0.59%
Altria Group, Inc.	Consumer staples	6,335	304,352	0.59%
Flowserve Corp.	Capital goods	7,129	300,071	0.58%
Avalara, Inc.	Consumer cyclicals	1,779	297,364	0.57%
HubSpot, Inc.	Technology	499	297,126	0.57%
Integra LifeSciences Holdings Corp.	Health care	4,087	295,876	0.57%
ABIOMED, Inc.	Health care	904	295,645	0.57%
Peloton Interactive, Inc. Class A	Consumer cyclicals	2,487	293,566	0.56%
Polaris, Inc.	Consumer cyclicals	2,233	292,702	0.56%
AT&T, Inc.	Communication services	10,427	292,478	0.56%
Lamb Weston Holdings, Inc.	Consumer staples	4,332	289,261	0.56%
Teleflex, Inc.	Health care	726	288,417	0.55%
Crowdstrike Holdings, Inc. Class A	Technology	1,108	280,922	0.54%
PVH Corp.	Consumer cyclicals	2,667	279,066	0.54%
Harley-Davidson, Inc.	Consumer cyclicals	7,003	277,465	0.53%
Teledyne Technologies, Inc.	Capital goods	609	275,949	0.53%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	3,321	271,993	0.52%
Nuance Communications, Inc.	Technology	4,920	270,128	0.52%
Avantor, Inc.	Health care	7,157	268,943	0.52%
Charles River Laboratories International, Inc.	Health care	640	260,621	0.50%

A BASKET (UBSPUSER) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	65,930	$18,784,034	7.75%
Apple, Inc.	Technology	82,123	11,978,459	4.94%
Amazon.com, Inc.	Consumer cyclicals	2,787	9,272,968	3.83%
Alphabet, Inc. Class C	Technology	2,982	8,064,649	3.33%
Facebook, Inc. Class A	Technology	14,499	5,165,938	2.13%
NVIDIA Corp.	Technology	21,930	4,276,075	1.77%
PayPal Holdings, Inc.	Consumer cyclicals	15,075	4,153,569	1.71%
Visa, Inc. Class A	Financials	16,725	4,120,961	1.70%
Eli Lilly and Co.	Health care	16,889	4,112,520	1.70%
JPMorgan Chase & Co.	Financials	25,984	3,943,855	1.63%
Walmart, Inc.	Consumer cyclicals	27,415	3,907,998	1.61%
Citigroup, Inc.	Financials	57,160	3,865,183	1.60%
Union Pacific Corp.	Transportation	16,987	3,716,146	1.53%
Danaher Corp.	Health care	12,183	3,624,350	1.50%
Charter Communications, Inc. Class A	Communication services	4,729	3,518,834	1.45%
Adobe, Inc.	Technology	5,500	3,419,175	1.41%
Bank of America Corp.	Financials	88,553	3,396,902	1.40%
Mastercard, Inc. Class A	Consumer cyclicals	8,629	3,330,199	1.37%
American Tower Corp.	Communication services	10,772	3,046,442	1.26%
Johnson Controls International PLC	Capital goods	42,016	3,000,776	1.24%
O'Reilly Automotive, Inc.	Consumer cyclicals	4,745	2,865,514	1.18%
Johnson & Johnson	Health care	15,796	2,720,065	1.12%
Nike, Inc. Class B	Consumer cyclicals	14,582	2,442,631	1.01%
Northrop Grumman Corp.	Capital goods	6,718	2,438,739	1.01%
Regeneron Pharmaceuticals, Inc.	Health care	4,196	2,410,958	1.00%
Qualcomm, Inc.	Technology	15,663	2,346,331	0.97%
Goldman Sachs Group, Inc. (The)	Financials	6,252	2,343,900	0.97%
UnitedHealth Group, Inc.	Health care	5,645	2,327,114	0.96%
AbbVie, Inc.	Health care	19,447	2,261,688	0.93%
Procter & Gamble Co. (The)	Consumer staples	15,584	2,216,448	0.91%
Southwest Airlines Co.	Transportation	43,449	2,195,063	0.91%
Anthem, Inc.	Health care	5,659	2,173,159	0.90%
General Motors Co.	Consumer cyclicals	38,095	2,165,304	0.89%
Tesla, Inc.	Consumer cyclicals	3,146	2,162,140	0.89%
PepsiCo, Inc.	Consumer staples	13,608	2,135,710	0.88%
Target Corp.	Consumer cyclicals	8,112	2,117,575	0.87%
Eaton Corp. PLC	Capital goods	13,309	2,103,533	0.87%
Chipotle Mexican Grill, Inc.	Consumer staples	1,095	2,039,804	0.84%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	50,838	1,936,917	0.80%
Sherwin-Williams Co. (The)	Basic materials	6,611	1,924,074	0.79%
Applied Materials, Inc.	Technology	13,580	1,900,314	0.78%
Berkshire Hathaway, Inc. Class B	Financials	6,584	1,832,287	0.76%
ServiceNow, Inc.	Technology	3,001	1,764,319	0.73%
ConocoPhillips	Energy	31,026	1,739,303	0.72%
Fidelity National Information Services, Inc.	Technology	11,494	1,713,213	0.71%
S&P Global, Inc.	Consumer cyclicals	3,953	1,694,775	0.70%
Comcast Corp. Class A	Communication services	27,619	1,624,838	0.67%
NRG Energy, Inc.	Utilities and power	38,940	1,605,869	0.66%
Exelon Corp.	Utilities and power	33,523	1,568,862	0.65%
DexCom, Inc.	Health care	3,025	1,559,165	0.64%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$35,733,000	$212,254	$(600)	4/1/31	2.686% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(212,854)
	109,315,000	1,671,426	(1,104)	4/15/26	2.79% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,672,530)

Total			$(1,704)				$(1,885,384)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$4,580	$67,000	$17,715	5/11/63	300 bp — Monthly	$(13,096)
	CMBX NA BBB-.6 Index	BB-/P	6,498	114,000	30,142	5/11/63	300 bp — Monthly	(23,577)
	CMBX NA BBB-.6 Index	BB-/P	15,001	243,000	64,249	5/11/63	300 bp — Monthly	(49,106)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB-/P	26,163	236,000	62,398	5/11/63	300 bp — Monthly	(36,098)
	CMBX NA BBB-.7 Index	BB/P	8,583	1,527,000	272,722	1/17/47	300 bp — Monthly	(263,249)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B-/P	237,268	1,601,338	720,922	5/11/63	500 bp — Monthly	(482,094)
	CMBX NA BB.7 Index	B/P	32,151	630,000	217,791	1/17/47	500 bp — Monthly	(185,027)
	CMBX NA BBB-.6 Index	BB-/P	886,347	13,919,000	3,680,184	5/11/63	300 bp — Monthly	(2,785,717)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BB-/P	3,581,285	38,114,000	10,077,342	5/11/63	300 bp — Monthly	(6,473,825)
	CMBX NA BBB-.7 Index	BB/P	41,182	521,000	93,051	1/17/47	300 bp — Monthly	(51,565)
	CMBX NA BBB-.7 Index	BB/P	477,712	6,463,000	1,154,292	1/17/47	300 bp — Monthly	(672,810)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB-/P	12,819	162,000	42,833	5/11/63	300 bp — Monthly	(29,920)
	CMBX NA BBB-.6 Index	BB-/P	14,345	170,000	44,948	5/11/63	300 bp — Monthly	(30,503)
	CMBX NA BBB-.6 Index	BB-/P	15,423	178,000	47,063	5/11/63	300 bp — Monthly	(31,537)
	CMBX NA BBB-.6 Index	BB-/P	21,266	252,000	66,629	5/11/63	300 bp — Monthly	(45,216)
	CMBX NA BBB-.6 Index	BB-/P	32,134	292,000	77,205	5/11/63	300 bp — Monthly	(44,900)
	CMBX NA BBB-.6 Index	BB-/P	22,005	323,000	85,401	5/11/63	300 bp — Monthly	(63,208)
	CMBX NA BBB-.6 Index	BB-/P	43,866	508,000	134,315	5/11/63	300 bp — Monthly	(90,152)
	CMBX NA BBB-.6 Index	BB-/P	72,333	521,000	137,752	5/11/63	300 bp — Monthly	(65,115)
	CMBX NA BBB-.6 Index	BB-/P	54,650	727,000	192,219	5/11/63	300 bp — Monthly	(137,145)
	CMBX NA BBB-.6 Index	BB-/P	43,204	871,000	230,292	5/11/63	300 bp — Monthly	(186,581)
	CMBX NA BBB-.6 Index	BB-/P	113,818	1,020,000	269,688	5/11/63	300 bp — Monthly	(155,274)
	CMBX NA BBB-.6 Index	BB-/P	113,818	1,020,000	269,688	5/11/63	300 bp — Monthly	(155,274)
	CMBX NA BBB-.6 Index	BB-/P	90,667	1,094,000	289,254	5/11/63	300 bp — Monthly	(197,949)
	CMBX NA BBB-.6 Index	BB-/P	123,458	1,108,000	292,955	5/11/63	300 bp — Monthly	(168,851)
	CMBX NA BBB-.6 Index	BB-/P	67,079	1,286,000	340,018	5/11/63	300 bp — Monthly	(272,189)
	CMBX NA BBB-.6 Index	BB-/P	217,829	2,012,000	531,973	5/11/63	300 bp — Monthly	(312,970)
	CMBX NA BBB-.6 Index	BB-/P	440,741	3,998,000	1,057,071	5/11/63	300 bp — Monthly	(613,998)
	CMBX NA BBB-.7 Index	BB/P	171,603	2,462,000	439,713	1/17/47	300 bp — Monthly	(266,674)
	CMBX NA BBB-.7 Index	BB/P	587,623	7,950,000	1,419,870	1/17/47	300 bp — Monthly	(827,609)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BB-/P	16,227,132	50,757,000	13,420,151	5/11/63	300 bp — Monthly	2,836,590
	Merrill Lynch International
	CMBX NA BB.7 Index	B/P	23,979	210,000	72,597	1/17/47	500 bp — Monthly	(48,414)
	CMBX NA BBB-.6 Index	BB-/P	4,041,450	14,999,000	3,965,736	5/11/63	300 bp — Monthly	84,464
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BB-/P	320,980	4,845,000	1,281,018	5/11/63	300 bp — Monthly	(957,212)

Upfront premium received			28,188,992		Unrealized appreciation			2,921,054

Upfront premium (paid)			—		Unrealized (depreciation)			(15,736,855)

	Total		$28,188,992				Total	$(12,815,801)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$3,715	$433,000	$38,234	5/11/63	(200 bp) — Monthly	$41,780
	CMBX NA BB.10 Index	(25,000)	228,000	53,101	11/17/59	(500 bp) — Monthly	27,880
	CMBX NA BB.10 Index	(21,916)	210,000	48,909	11/17/59	(500 bp) — Monthly	26,789
	CMBX NA BB.11 Index	(81,623)	630,000	52,038	11/18/54	(500 bp) — Monthly	(30,197)
	CMBX NA BB.11 Index	(18,193)	193,000	15,942	11/18/54	(500 bp) — Monthly	(2,438)
	CMBX NA BB.9 Index	(255,056)	2,471,000	514,462	9/17/58	(500 bp) — Monthly	257,004
	Credit Suisse International
	CMBX NA BB.10 Index	(51,729)	435,000	101,312	11/17/59	(500 bp) — Monthly	49,160
	CMBX NA BB.10 Index	(55,104)	413,000	96,188	11/17/59	(500 bp) — Monthly	40,682
	CMBX NA BB.7 Index	(29,194)	1,601,338	720,922	5/11/63	(500 bp) — Monthly	690,168
	CMBX NA BB.9 Index	(112,076)	1,118,000	232,768	9/17/58	(500 bp) — Monthly	119,605
	Goldman Sachs International
	CMBX NA BB.7 Index	(30,568)	202,000	69,831	1/17/47	(500 bp) — Monthly	39,067
	CMBX NA BB.7 Index	(296,107)	1,622,000	560,725	1/17/47	(500 bp) — Monthly	263,041
	CMBX NA BB.7 Index	(43,113)	255,000	88,154	1/17/47	(500 bp) — Monthly	44,793
	CMBX NA BB.7 Index	(19,899)	98,000	33,879	1/17/47	(500 bp) — Monthly	13,884
	CMBX NA BB.9 Index	(21,896)	184,000	38,309	9/17/58	(500 bp) — Monthly	16,234
	CMBX NA BB.9 Index	(22,144)	184,000	38,309	9/17/58	(500 bp) — Monthly	15,985
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(1,514,014)	3,092,000	1,068,904	1/17/47	(500 bp) — Monthly	(448,116)
	CMBX NA BBB-.7 Index	(2,665,497)	11,354,000	2,027,824	1/17/47	(300 bp) — Monthly	(644,296)
	Merrill Lynch International
	CMBX NA A.6 Index	8,647	520,000	45,916	5/11/63	(200 bp) — Monthly	54,360
	CMBX NA BB.10 Index	(23,898)	420,000	97,818	11/17/59	(500 bp) — Monthly	73,512
	CMBX NA BB.11 Index	(273,312)	553,000	45,678	11/18/54	(500 bp) — Monthly	(228,172)
	CMBX NA BB.9 Index	(29,958)	769,000	160,106	9/17/58	(500 bp) — Monthly	129,400
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	552,946	1/17/47	(300 bp) — Monthly	235,688
	CMBX NA BB.10 Index	(22,024)	210,000	48,909	11/17/59	(500 bp) — Monthly	26,681
	CMBX NA BB.9 Index	(44,620)	368,000	76,618	9/17/58	(500 bp) — Monthly	31,640
	CMBX NA BB.9 Index	(22,310)	184,000	38,309	9/17/58	(500 bp) — Monthly	15,820

Upfront premium received		12,362			Unrealized appreciation		2,213,173

Upfront premium (paid)		(5,994,702)			Unrealized (depreciation)		(1,353,219)

	Total	$(5,982,340)				Total	$859,954
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(5,965,956)	$69,699,000	$6,377,459	6/20/26	500 bp — Quarterly	$808,400

	Total		$(5,965,956)					$808,400
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 35 Index	$(2,557,016)	$64,692,000	$1,940,760	6/20/26	(100 bp) — Quarterly	$(689,933)
	NA HY Series 36 Index	6,050,681	69,858,000	6,392,007	6/20/26	(500 bp) — Quarterly	(739,128)

	Total	$3,493,665					$(1,429,061)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $661,533,143.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$54,965,683	$603,065,132	$641,493,465	$36,982	$16,537,350
	Putnam Short Term Investment Fund**	194,264,638	71,477,952	102,941,182	164,625	162,801,408

	Total Short-term investments	$249,230,321	$674,543,084	$744,434,647	$201,607	$179,338,758
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $16,537,350 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,211,634.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,746,018.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $35,136,477.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,603,719.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $329,102,899 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.2%
	China	4.2
	South Korea	1.7
	Taiwan	1.7
	Sweden	1.6
	Australia	1.3
	India	1.3
	Canada	1.2
	United Kingdom	1.1
	Brazil	0.9
	Germany	0.8
	France	0.8
	Other	5.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $18,879,930 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $34,351,007 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $35,136,477 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,204,533	$4,131,569	$—
Capital goods	1,200,844	1,231,317	—
Communication services	560,508	235,142	—
Consumer cyclicals	1,781,174	5,271,301	—
Consumer staples	8,566,781	2,448,584	—
Energy	1,222,596	1,572,258	—
Financials	4,760,167	11,131,562	—
Health care	541,145	2,807,550	—
Technology	5,558,013	35,066,523	—
Transportation	—	1,959,290	—
Utilities and power	—	33,786	11

Total common stocks	32,395,761	65,888,882	11
Asset-backed securities	—	3,017,000	5,033,607
Commodity linked notes	—	87,552,990	—
Corporate bonds and notes	—	1,586,905	—
Foreign government and agency bonds and notes	—	7,525,492	—
Investment companies	61,196,826	—	—
Mortgage-backed securities	—	60,409,559	—
Purchased options outstanding	—	130,173	—
U.S. government and agency mortgage obligations	—	258,438,402	—
U.S. treasury obligations	—	804,093	—
Warrants	4,500	9,270,357	17
Short-term investments	4,960,000	365,812,670	—

Totals by level	$98,557,087	$860,436,523	$5,033,635
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(4,518,955)	$—
Futures contracts	6,389,392	—	—
Forward premium swap option contracts	—	(105,770)	—
TBA sale commitments	—	(149,792,826)	—
Interest rate swap contracts	—	(1,546,971)	—
Total return swap contracts	—	7,292,866	—
Credit default contracts	—	(32,310,869)	—

Totals by level	$6,389,392	$(180,982,525)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$39,900,000
Purchased swap option contracts (contract amount)	$21,700,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$744,700,000
Centrally cleared interest rate swap contracts (notional)	$287,300,000
OTC total return swap contracts (notional)	$1,743,900,000
Centrally cleared total return swap contracts (notional)	$108,900,000
OTC credit default contracts (notional)	$191,200,000
Centrally cleared credit default contracts (notional)	$194,100,000
Warrants (number of warrants)	3,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com